Other Non-Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Other Non-Current Liabilities
Schedule of other noncurrent liabilities

	December 31,	September 30,
	2020	2021
Deferred revenue	677,824	1,258,537
Warranty liabilities	655,500	1,211,023
Deferred government grants	326,373	315,073
Deferred construction allowance	49,484	19,096
Non-current finance lease liabilities	55,107	35,950
Others	85,618	215,891
Total	1,849,906	3,055,570